Discontinued operations	12 Months Ended
Dec. 31, 2017
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Discontinued operations

27 Discontinued operations

Total net result from discontinued operations comprises the results from NN Group and Voya.

Total net result from discontinued operations
	2017	2016	2015
NN Group			800

Net result from discontinued operations	–	–	800
NN Group			3

Net result from classification as discontinued operations	–	–	3
NN Group		441	–1,202
Voya			323

Net result from disposal of discontinued operations[1]	–	441	–879
NN Group		441	–399
Voya			323

Total net result from discontinued operations (before non-controlling interests)	–	441	–76

1 The tax effect on the result on disposal of discontinued operations in 2016 is EUR 2 million (2015: nil).

Net result from discontinued operations

Net result from discontinued operations comprises the total net result (after tax) of the businesses classified as discontinued operations and is presented separately in the statement of profit or loss.

In 2015, the statement of profit or loss of ING Group included, in the line Net result from discontinued operations, the net result of NN Group until deconsolidation at the end of May 2015 and a dividend of EUR 59 million received from NN Group.

Net result from discontinued operations
	2017	2016	2015[1]
Total income			6,824
Total expenses			5,879

Result before tax from discontinued operations	–	–	945
Taxation			145

Net result from discontinued operations	–	–	800

1	NN Group.

Total comprehensive income for NN Group until deconsolidation at the end of May 2015 comprised EUR 1,718 million (attributable to equity holders of ING: EUR 941 million and to non-controlling interests: EUR 777 million). ING Group’s interest in NN Group was 54.77% until deconsolidation at the end of May 2015.

Net result from classification as discontinued operations

In 2015, Net result from classification as discontinued operations comprised the impact on the statement of profit or loss of the change in non-current non-financial assets of NN Group presented as assets and liabilities held for sale, prior to deconsolidation at the end of May 2015.

Net result from disposal of discontinued operations

In 2015, Net result from disposal of discontinued operations included mainly a profit of EUR 323 million on the sale of the last Voya shares in March 2015 to reduce ING Group’s stake in Voya from 18.9% to zero, a loss of EUR 1,224 million as a result of the further sale and deconsolidation of NN Group at the end of May 2015 and a loss of EUR 15 million on the further divestments of ING Group’s interest in NN Group in September 2015.

In 2016, ING Group sold its remaining shares in NN Group resulting in a net profit of EUR 448 million which is recognised in the statement of profit or loss in the line Net result from disposal of discontinued operations. Also included in this line, are deferred losses related to former insurance activities.

January 2016 – Loss of significant influence over NN Group

On 5 January 2016, ING sold a further 33 million ordinary shares of NN Group. As part of the transaction, NN Group repurchased 8 million ordinary shares. The gross proceeds to ING Group from the offering, including the repurchase by NN Group, amounted to EUR 1 billion. The transaction reduced the ownership of ING in NN Group from 25.75% (as at 31 December 2015) to 16.22%. As a result of the transaction, together with ING Group no longer having any nominees on NN Group’s Supervisory Board as of 14 December 2015, ING Group no longer had significant influence over NN Group and accounted for its remaining stake in NN Group as an available-for-sale investment. The sale transaction, together with the revaluation of the remaining stake, resulted in a net profit of EUR 522 million and is recognised in the statement of profit or loss in the line ‘Net result from disposal of discontinued operations’.

February 2016 – Final tranche exchange of subordinated notes: Anchor investors

On 2 February 2016, ING settled the exchange of the third and final tranche of EUR 337.5 million mandatory exchangeable subordinated notes which were issued in 2014 as part of the Anchor investment in NN Group. EUR 210 million of the notes were exchanged into 6.9 million NN Group ordinary shares with the three Anchor investors. EUR 128 million of notes were settled in cash with RRJ Capital. This transaction reduced ING’s remaining stake in NN Group from 16.22% to 14.09%. The transaction did not have a material impact on the shareholders’ equity or the statement of profit or loss of ING Group.

April 2016 – Divestment of remaining shareholding in NN Group

On 14 April 2016, ING Group sold its remaining shares in NN Group. The transaction involved the sale of 45.7 million ordinary shares of NN Group at gross proceeds of EUR 1,406 million and resulted in a net loss of EUR 66 million which is recognised in the statement of profit or loss, in the line ‘Net result from disposal of discontinued operations’.

Reference is made to Note 46 ‘Consolidated companies and businesses acquired and divested’.

Net cash flows from discontinued operations

The table below represents the net cash flows from businesses classified as discontinued operations, as included in the Consolidated statement of cash flows, until deconsolidation of the respective businesses:

Net cash flows from discontinued operations
	2017	2016	2015[1]
Operating cash flow			–1,409
Investing cash flow			2,619
Financing cash flow			526

Net cash flow	–	–	1,736

1	NN Group.